Temporary Equity (Details Narrative) - USD ($)			6 Months Ended
	Jun. 16, 2020	Mar. 06, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Proceeds from the issuance of Series D Preferred Stock			$ 203,000
Series D Convertible Preferred stock, shares outstanding			203,000		456,000
Series D Convertible Preferred Stock [Member]
Cumulative cash dividend rate		8.00%
Dividend price per share		$ 1.00
Cash dividend, description		Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share), subject to adjustment.
Accrued dividend			$ 5,000
Trading price, price limit to be classified as temporary equity		$ 0.35
Preferred stock, increased par value		$ 1.29
Bifurcated redemption feature recognized		$ 200,000
Stock Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares to be issued		203,000
Proceeds from the issuance of Series D Preferred Stock		$ 203,000
Temporary equity, value of shares to be issued		$ 203,000
Series D Convertible Preferred stock, shares outstanding			203,000
Temporary equity, number of shares redeemed	253,000
Number of shares exchanged, value	$ 339,174